Commitments & Contingencies (Details) - Seaport Global Acquisition Corp - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Commitments & Contingencies
Deferred fee per unit	$ 0.35	$ 0.35
Deferred Underwriting Commissions	$ 5,031,250	$ 5,031,250